PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in provisions
Balance at beginning	₺ 650,895	₺ 358,429
Current year charge/(reverse)	(83,957)	514,334
Paid during the year	(394,784)	(45,688)
Foreign exchange valuation	26,696
Monetary gain	(117,122)	(176,180)
Balance at ending	81,728	650,895
Provision for settlement of legal proceedings
Movements in provisions
Balance at beginning	429,028	0
Current year charge/(reverse)		462,452
Paid during the year	(388,792)
Foreign exchange valuation	14,802
Monetary gain	(55,038)	(33,424)
Balance at ending		429,028
Provision for Turkish Capital Markets Board fee
Movements in provisions
Balance at beginning	39,125
Current year charge/(reverse)	24,028	39,125
Foreign exchange valuation	11,894
Monetary gain	(22,071)
Balance at ending	52,976	39,125
Provision for Competition Authority penalty
Movements in provisions
Balance at beginning	157,596	345,173
Current year charge/(reverse)	(126,589)	(9,555)
Paid during the year		(43,597)
Monetary gain	(27,380)	(134,425)
Balance at ending	3,627	157,596
Provision for legal disputes
Movements in provisions
Balance at beginning	25,146	13,256
Current year charge/(reverse)	18,604	22,312
Paid during the year	(5,992)	(2,091)
Monetary gain	(12,633)	(8,331)
Balance at ending	₺ 25,125	₺ 25,146